Severance and Other Exit Costs (Tables)	12 Months Ended
Dec. 31, 2019
Restructuring and Related Activities [Abstract]
Summary of Activity Related to Company's Facilities Exit Costs Accrual
The following table provides a summary of the aggregate activity for the year ended December 31, 2019 related to the Company’s combined severance accrual for the 2019, 2018, 2017 and 2016 Restructuring Plans (together, the "Restructuring Plans"):

Employee Severance
(in thousands)
Balance at December 31, 2018	$393
Severance charges	785
Cash paid	(1,134)
Balance at December 31, 2019	$44
The following table provides a summary of the aggregate activity for the year ended December 31, 2019 related to the Company’s combined Restructuring Plans facilities exit accrual:

Facilities
(in thousands)
Balance at December 31, 2018	$4,100
Facility charges	1,207
Adjustment for adoption of ASC 842	(1,417)
Sublease income	315
Cash paid	(1,836)
Balance at December 31, 2019	$2,369

Summary of Severance Charges
The following table presents restructuring charges recorded in the consolidated statements of operations and comprehensive income (loss) for the periods presented:

	For the Year Ended December 31,
	2017	2018	2019
	(in thousands)
Cost of revenue	$4,100	$1,385	$1,424
Sales and marketing	3,586	110	239
Engineering and development	1,469	348	445
General and administrative	6,655	1,525	(116)
Total restructuring charges	$15,810	$3,368	$1,992